Repurchases of Common Stock (Tables)	12 Months Ended
Dec. 31, 2014
Class of Stock Disclosures [Abstract]
Schedule of Treasury Stock by Class
The following tables present a summary of our 2014 authorized stock repurchase balance and repurchases made during the past three years:

Dollars in thousands	Board Authorization
Authorized repurchase - as of January 1, 2014(1)	$201,291
Additional board authorization(1)	500,000
Proceeds from the exercise of stock options	3,735
Repurchase of common stock from open market	(170,582)
Repurchase from tender offer(2)	(370,789)
Authorized repurchase - as of December 31, 2014(1)	$163,655

Repurchases made in the year ended December 31,	Number of Shares Repurchased	Average Price per Share (in dollars)	Total Purchase Price (in thousands)
2014
Tender offer(2)	5,291,701	$70.07	$370,789
Open market	2,633,526	$64.77	170,582
Total 2014	7,925,227	$68.31	541,371
2013	3,306,433	$58.98	195,004
2012	2,799,115	$49.92	139,724
Total	14,030,775	$62.44	$876,099

(1)
In addition to these amounts, the repurchase program approved by our Board of Directors allows for the use of cash proceeds received from the exercise of stock options by our officers, directors, and employees.

(2)
Fees and expenses totaling $3.7 million associated with the tender offer do not impact the repurchase program approved by our Board, are excluded from the total purchase price shown here and were recorded as part of the cost of treasury stock in our Consolidated Balance Sheets.